8. Income Taxes (Details - Income tax reconciliation) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Current federal tax expense					$ 0	$ 0
Current state tax expense					0	0
Current foreign tax expense					0	0
Total current tax expense					0	0
Federal deferred tax expense						(6,716)
State deferred tax expense					(45,852)	(1,866)
Total deferred tax expense					(210,890)	(8,582)
Valuation allowance					210,890	8,582
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0